Goodwill (Tables)	3 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	March 31, 2024	December 31, 2023
	(in thousands)
Opening balance	$9,022,075	$8,971,670
Current period acquisition	2,732	36,750
Foreign exchange movement	(6,506)	13,655
Closing balance	$9,018,301	$9,022,075